Common Shares	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
12. Common Shares
Unlimited number of common shares without par value

During the year ended January 31, 2020:

(a)

In March 2019, the Company issued 100,000 common shares, with fair value totalling $20,000, to a third party as a loan origination fee (Note 11(c)). During the year ended January 31, 2020, the Company issued 1,035,714 common shares, with fair value totalling $170,000, to third parties for services provided. Fair values of services were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company also issued 41,667 common shares, with fair value totalling $10,000, to a past director and officer for services provided.

(b)

On March 23, 2019, the Company issued 1,000,000 common shares to a third party for settlement of accounts payable and 690,323 common shares to directors and officers to settle outstanding compensation. Losses on settlement of $60,000 and $34,315 have been recorded within consulting fees and wages, salaries and employment expenses, respectively, in the consolidated statements of comprehensive loss.

(c)	On April 8, 2019, the Company issued 60,515 common shares as an extension fee for an outstanding obligation (Note 4(b)).

(d)

On April 8, 2019, a private placement was closed for an aggregate of 6,950,000 units, consisting of one common share and one share purchase warrant, at price of $0.20 per unit, for gross proceeds of $1,390,000. Each share purchase warrant entitles the holder to purchase one common share at a price of $0.30 per share and has an expiry term of three (3) years. Finders’ fees consisted of cash payments of $80,000 and issuance of 508,000 common shares and 108,000 share purchase warrants entitling the holders to purchase one common share at a price of $0.30 per share and with an expiry term of three (3) years. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants.

(e)

On May 15, 2019, the first tranche of a private placement was closed for an aggregate of 46,132,000 units, consisting of one common share and one share purchase warrant, at price of $0.25 per unit, for gross proceeds of $11,533,000. On May 30, 2019, the last tranche of this private placement was closed for an aggregate of 13,868,000 units, consisting of one common share and one share purchase warrant, at price of $0.25 per unit, for gross proceeds of $3,467,000. Each share purchase warrant entitles the holder to purchase one common share at a price of $0.35 per share and has an expiry term of two (2) years. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants.

(f)

Pursuant to the private placement on May 15, 2019 (Note 12(e)), the Company issued 4,200,000 units, consisting of one common share and one share purchase warrant entitling the holder to purchase one common share at a price of $0.35 per share and with an expiry term of two (2) years, as share issuance costs. Fair values of services were determined using the fair values of the common shares issued, being $0.445 per share, as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model in order to value the warrants (refer to Note 13).

(g)	On May 16, 2019, the Company issued 595,238 common shares pursuant to the conversion of $250,000 of the Company’s convertible debentures (Note 10).

During the year ended January 31, 2019:

(h)	On February 28, 2018, 5,000,000 common shares, with fair value of $6,650,000, were issued pursuant to the exchange agreement with Pivot Naturals and the members of Pivot Naturals (Note 4(b)).

(i)	On March 2, 2018, 500,000 common shares, with fair value of $830,000, were issued pursuant to the exchange agreement with Thrudermic and the members of Thrudermic (Note 4(a)).

(j)

During the year ended January 31, 2019, the Company issued 920,178 common shares, with fair value totaling $508,938, to third parties for services rendered. 35,714 common shares, with fair value of $10,000, remain to be issued as at January 31, 2019 and were issued on March 23, 2019. Fair values of services were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably.

(k)

During the year ended January 31, 2019, the Company issued 277,691 common shares, with fair value totaling $154,497, as compensation pursuant to employment agreements entered into as part of the acquisitions of the Thrudermic (Note 4(a)) and Pivot Naturals (Note 4(b)).

(l)

On October 22, 2018, 3,750,000 units of the Company, with each unit consisting of one common share and one share purchase warrant with an exercise price of $0.60 and three year expiry, were issued pursuant to settlement of $1,500,000 of convertible debentures (Note 10).

(m)

In October and November 2018, 4,078,250 units of the Company, with each unit consisting of one common share and one share purchase warrant with an exercise price of $0.60 and three year expiry, were issued for subscription proceeds of $1,631,300. Pursuant to the private placement, the Company paid finders’ fee of $88,104 in cash and issued 220,260 share purchase warrants with an exercise price of $0.60 and three year expiry. Other share issue costs totaled $6,591.